Commitments, Guarantees and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments, Guarantees and Contingencies

5. COMMITMENTS, GUARANTEES AND CONTINGENCIES

We are subject to certain claims and legal actions arising in our ordinary course of business. In addition, our business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation against us cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on our financial statements.

COMMITMENTS

Construction and Commitments

The AEP System has substantial construction commitments to support its operations and environmental investments. In managing the overall construction program and in the normal course of business, we contractually commit to third-party construction vendors for certain material purchases and other construction services. We forecast approximately $3.6 billion of construction expenditures, excluding equity AFUDC and capitalized interest, for 2013. The subsidiaries purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following table summarizes our actual contractual commitments as of December 31, 2012:

	Less Than 1			After
Contractual Commitments	Year	2-3 Years	4-5 Years	5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,642	$3,928	$2,854	$2,908	$12,332
Energy and Capacity Purchase Contracts (b)	177	359	368	2,494	3,398
Construction Contracts for Capital Assets (c)	187	-	-	-	187
Total	$3,006	$4,287	$3,222	$5,402	$15,917

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents contractual commitments for energy and capacity purchase contracts.
(c)	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

GUARANTEES

We record liabilities for guarantees in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit

We enter into standby letters of credit with third parties. As Parent, we issue all of these letters of credit in our ordinary course of business on behalf of our subsidiaries. These letters of credit cover items such as gas and electricity risk management contracts, construction contracts, insurance programs, security deposits and debt service reserves.

We have two credit facilities totaling $3.25 billion, under which we may issue up to $1.35 billion as letters of credit. As of December 31, 2012, the maximum future payments for letters of credit issued under the credit facilities were $131 million with maturities ranging from January 2013 to April 2014. In February 2013, we increased and extended the $1.5 billion credit facility due in June 2015 to $1.75 billion due in June 2016, extended the $1.75 billion credit facility due in July 2016 to July 2017 and issued a $1 billion interim credit facility due in May 2015 to fund certain OPCo maturities.

We have $402 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $407 million. The letters of credit have maturities ranging from March 2013 to July 2014. In February 2013, we extended certain bilateral letters of credit due in March 2013 to July 2014 and March 2015.

Guarantees of Third-Party Obligations

SWEPCo

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million. Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine. This guarantee ends upon depletion of reserves and completion of final reclamation. Based on the latest study completed in 2010, we estimate the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million. As of December 31, 2012, SWEPCo has collected approximately $59 million through a rider for final mine closure and reclamation costs, of which $18 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $41 million is recorded in Asset Retirement Obligations on the balance sheets.

Sabine charges SWEPCo, its only customer, all of its costs. SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees

Contracts

We enter into several types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, our exposure generally does not exceed the sale price. The status of certain sale agreements is discussed in the “Dispositions” section of Note 6. As of December 31, 2012, there were no material liabilities recorded for any indemnifications.

Lease Obligations

We lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 12 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. In March 2012, the court granted the defendants' motion for dismissal on several grounds, including the doctrine of collateral estoppel and the applicable statute of limitations. Plaintiffs appealed the decision to the Fifth Circuit Court of Appeals. We will continue to defend against the claims. We are unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. In September 2012, the Ninth Circuit Court of Appeals affirmed the trial court's decision, holding that the CAA displaced Kivalina's claims for damages. Plaintiffs' petition for rehearing by the full court was denied in November 2012, but the plaintiffs could seek further review in the U.S. Supreme Court. We believe the action is without merit and will continue to defend against the claims. We are unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, our generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. We currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. As of December 31, 2012, our subsidiaries are named by the Federal EPA as a Potentially Responsible Party (PRP) for five sites for which alleged liability is unresolved. There are eight additional sites for which our subsidiaries have received information requests which could lead to PRP designation. Our subsidiaries have also been named potentially liable at three sites under state law including the I&M site discussed in the next paragraph. In those instances where we have been named a PRP or defendant, our disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's reserve is approximately $10 million. As the remediation work is completed, I&M's cost may change as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. We cannot predict the amount of additional cost, if any.

We evaluate the potential liability for each Superfund site separately, but several general statements can be made about our potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, our estimates do not anticipate material cleanup costs for any of our identified Superfund sites, except the I&M site discussed above.

NUCLEAR CONTINGENCIES

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC). We have a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant. The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037. The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements. By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generating units, for a nuclear power plant incident at any nuclear plant in the U.S. Should a nuclear incident occur at any nuclear power plant in the U.S., the liability could be substantial.

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program. Decommissioning costs are accrued over the service life of the Cook Plant. The most recent decommissioning cost study was performed in 2012. According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste ranges from $1.3 billion to $1.7 billion in 2012 nondiscounted dollars. The wide range in estimated costs is caused by variables in assumptions. I&M recovers estimated decommissioning costs for the Cook Plant in its rates. The amounts recovered in rates were $14 million, $14 million and $14 million for the years ended December 31, 2012, 2011 and 2010, respectively. Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2012 and 2011, the total decommissioning trust fund balance was $1.4 billion and $1.3 billion, respectively. Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers. The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant. However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

SNF Disposal

The Federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal. A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury. As of December 31, 2012 and 2011, fees and related interest of $265 million and $265 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $308 million and $308 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts. I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the Federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government's delays in accepting SNF for permanent storage. Under the settlement agreement, I&M received $20 million and $14 million in 2012 and 2011, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2013. The proceeds reduced costs for dry cask storage. As of December 31, 2012, I&M has deferred $32 million in Prepayments and Other Current Assets and $13 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 10 for disclosure of the fair value of assets within the trusts.

Nuclear Incident Liability

I&M carries insurance coverage for property damage, decommissioning and decontamination at the Cook Plant in the amount of $1.8 billion. I&M purchases $1 billion of excess coverage for property damage, decommissioning and decontamination. Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage. I&M utilizes an industry mutual insurer for the placement of this insurance coverage. Participation in this mutual insurance requires a contingent financial obligation of up to $40 million for I&M which is assessable if the insurer's financial resources would be inadequate to pay for losses.

The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $12.6 billion and covers any incident at a licensed reactor in the U.S. Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage. In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $117.5 million on each licensed reactor in the U.S. payable in annual installments of $17.5 million. As a result, I&M could be assessed $235 million per nuclear incident payable in annual installments of $35 million. The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance. The next level of liability coverage of up to $12.2 billion would be covered by claims made under the Price-Anderson Act. If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases. In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

Cook Plant, Unit 1 Fire and Shutdown

In September 2008, I&M shut down Cook Plant, Unit 1 (Unit 1) due to turbine vibrations, caused by blade failure, which resulted in significant turbine damage and a small fire on the electric generator. This equipment, located in the turbine building, is separate and isolated from the nuclear reactor. The turbine rotors that caused the vibration were installed in 2006 and are within the vendor's warranty period. The warranty provides for the repair or replacement of the turbine rotors if the damage was caused by a defect in materials or workmanship. Repair of the property damage and replacement of the turbine rotors and other equipment cost approximately $400 million. Due to the extensive lead time required to manufacture and install new turbine rotors, I&M repaired Unit 1 and it resumed operations in December 2009 at slightly reduced power. The installation of the new turbine rotors and other equipment occurred as planned during the fall 2011 refueling outage of Unit 1.

I&M maintains insurance through NEIL. In February 2013, we signed an agreement and received payment from NEIL to settle the remaining insurance claims. The settlement did not have a material impact on net income, cash flows or financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses

We maintain insurance coverage normal and customary for an integrated electric utility, subject to various deductibles. Our insurance includes coverage for all risks of physical loss or damage to our nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. Our insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by us. Coverage is generally provided by a combination of our protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Natural Gas Markets Lawsuits

In 2002, the Lieutenant Governor of California filed a lawsuit in Los Angeles County California Superior Court against numerous energy companies, including AEP, alleging violations of California law through alleged fraudulent reporting of false natural gas price and volume information with an intent to affect the market price of natural gas and electricity. AEP was dismissed from the case. A number of similar cases were also filed in California and in state and federal courts in several states making essentially the same allegations under federal or state laws against the same companies. AEP (or a subsidiary) is among the companies named as defendants in some of these cases. We settled, received summary judgment or were dismissed from all of these cases. The plaintiffs appealed the dismissal of several cases involving AEP companies in Nevada to the Ninth Circuit Court of Appeals. Oral argument was held in October 2012. We will continue to defend the cases on appeal. We believe the provision we have is adequate. We believe the remaining exposure is immaterial.

Appalachian Power Co [Member]
Commitments, Guarantees and Contingencies

4. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2013:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments as of December 31, 2012:

	Less Than 1			After
Contractual Commitments - APCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$611,664	$711,277	$544,598	$553,315	$2,420,854
Energy and Capacity Purchase Contracts (b)	32,293	66,034	67,882	586,336	752,545
Construction Contracts for Capital Assets (c)	13,094	-	-	-	13,094
Total	$657,051	$777,311	$612,480	$1,139,651	$3,186,493

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

The Registrant Subsidiaries have $357 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $361 million detailed in the table below. In February 2013, APCo and I&M extended certain bilateral letters of credit due in March 2013 to March 2015, while OPCo extended its bilateral letter of credit due in March 2013 to July 2014.

		Bilateral	Maturity of
	Pollution	Letters	Bilateral Letters
Company	Control Bonds	of Credit	of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2013 to March 2014
I&M	77,000	77,886	March 2013
OPCo	50,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2012, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East Companies related to power purchase and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 11 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. In March 2012, the court granted the defendants' motion for dismissal on several grounds, including the doctrine of collateral estoppel and the applicable statute of limitations. Plaintiffs appealed the decision to the Fifth Circuit Court of Appeals. Management will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. In September 2012, the Ninth Circuit Court of Appeals affirmed the trial court's decision, holding that the CAA displaced Kivalina's claims for damages. Plaintiffs' petition for rehearing by the full court was denied in November 2012, but the plaintiffs could seek further review in the U.S. Supreme Court. Management believes the action is without merit and will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. As of December 31, 2012, APCo is named as a Potentially Responsible Party (PRP) for two site and OPCo is named a PRP for three sites by the Federal EPA. There are seven additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph. SWEPCo has also been named potentially liable at one site under state law. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's reserve is approximately $10 million. As the remediation work is completed, I&M's cost may change as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Indiana Michigan Power Co [Member]
Commitments, Guarantees and Contingencies

Decommissioning and Low Level Waste Accumulation Disposal

The cost to decommission a nuclear plant is affected by NRC regulations and the SNF disposal program. Decommissioning costs are accrued over the service life of the Cook Plant. The most recent decommissioning cost study was performed in 2012. According to that study, the estimated cost of decommissioning and disposal of low-level radioactive waste ranges from $1.3 billion to $1.7 billion in 2012 nondiscounted dollars. The wide range in estimated costs is caused by variables in assumptions. I&M recovers estimated decommissioning costs for the Cook Plant in its rates. The amounts recovered in rates were $14 million, $14 million and $14 million for the years ended December 31, 2012, 2011 and 2010, respectively. Decommissioning costs recovered from customers are deposited in external trusts.

As of December 31, 2012 and 2011, the total decommissioning trust fund balance was $1.4 billion and $1.3 billion, respectively. Trust fund earnings increase the fund assets and decrease the amount remaining to be recovered from ratepayers. The decommissioning costs (including interest, unrealized gains and losses and expenses of the trust funds) increase or decrease the recorded liability.

I&M continues to work with regulators and customers to recover the remaining estimated costs of decommissioning the Cook Plant. However, future net income and cash flows would be reduced and financial condition could be impacted if the cost of SNF disposal and decommissioning continues to increase and cannot be recovered.

Nuclear Incident Liability

I&M carries insurance coverage for property damage, decommissioning and decontamination at the Cook Plant in the amount of $1.8 billion. I&M purchases $1 billion of excess coverage for property damage, decommissioning and decontamination. Additional insurance provides coverage for a weekly indemnity payment resulting from an insured accidental outage. I&M utilizes an industry mutual insurer for the placement of this insurance coverage. Participation in this mutual insurance requires a contingent financial obligation of up to $40 million for I&M which is assessable if the insurer's financial resources would be inadequate to pay for losses.

The Price-Anderson Act, extended through December 31, 2025, establishes insurance protection for public liability arising from a nuclear incident at $12.6 billion and covers any incident at a licensed reactor in the U.S. Commercially available insurance, which must be carried for each licensed reactor, provides $375 million of coverage. In the event of a nuclear incident at any nuclear plant in the U.S., the remainder of the liability would be provided by a deferred premium assessment of $117.5 million on each licensed reactor in the U.S. payable in annual installments of $17.5 million. As a result, I&M could be assessed $235 million per nuclear incident payable in annual installments of $35 million. The number of incidents for which payments could be required is not limited.

In the event of an incident of a catastrophic nature, I&M is initially covered for the first $375 million through commercially available insurance. The next level of liability coverage of up to $12.2 billion would be covered by claims made under the Price-Anderson Act. If the liability were in excess of amounts recoverable from insurance and retrospective claim payments made under the Price-Anderson Act, I&M would seek to recover those amounts from customers through rate increases. In the event nuclear losses or liabilities are underinsured or exceed accumulated funds and recovery from customers is not possible, it could reduce future net income and cash flows and impact financial condition.

4. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2013:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments as of December 31, 2012:

	Less Than 1			After
Contractual Commitments - I&M	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$330,157	$535,223	$336,830	$447,930	$1,650,140
Energy and Capacity Purchase Contracts (b)	89,128	178,501	178,543	609,371	1,055,543
Construction Contracts for Capital Assets (c)	6,389	-	-	-	6,389
Total	$425,674	$713,724	$515,373	$1,057,301	$2,712,072

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

AEP has two credit facilities totaling $3.25 billion, under which up to $1.35 billion may be issued as letters of credit. In February 2013, AEP increased and extended the $1.5 billion credit facility due in June 2015 to $1.75 billion due in June 2016, extended the $1.75 billion credit facility due in July 2016 to July 2017 and issued a $1 billion interim credit facility due in May 2015 to fund certain OPCo maturities. As of December 31, 2012, the maximum future payments for letters of credit issued under the credit facilities were as follows:

Company	Amount	Maturity
(in thousands)
I&M	$150	March 2013
OPCo	2,102	June 2013
SWEPCo	4,448	March 2013

The Registrant Subsidiaries have $357 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $361 million detailed in the table below. In February 2013, APCo and I&M extended certain bilateral letters of credit due in March 2013 to March 2015, while OPCo extended its bilateral letter of credit due in March 2013 to July 2014.

		Bilateral	Maturity of
	Pollution	Letters	Bilateral Letters
Company	Control Bonds	of Credit	of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2013 to March 2014
I&M	77,000	77,886	March 2013
OPCo	50,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2012, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East Companies related to power purchase and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 11 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. In March 2012, the court granted the defendants' motion for dismissal on several grounds, including the doctrine of collateral estoppel and the applicable statute of limitations. Plaintiffs appealed the decision to the Fifth Circuit Court of Appeals. Management will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. In September 2012, the Ninth Circuit Court of Appeals affirmed the trial court's decision, holding that the CAA displaced Kivalina's claims for damages. Plaintiffs' petition for rehearing by the full court was denied in November 2012, but the plaintiffs could seek further review in the U.S. Supreme Court. Management believes the action is without merit and will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. As of December 31, 2012, APCo is named as a Potentially Responsible Party (PRP) for two site and OPCo is named a PRP for three sites by the Federal EPA. There are seven additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph. SWEPCo has also been named potentially liable at one site under state law. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's reserve is approximately $10 million. As the remediation work is completed, I&M's cost may change as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

NUCLEAR CONTINGENCIES – AFFECTING I&M

I&M owns and operates the two-unit 2,191 MW Cook Plant under licenses granted by the Nuclear Regulatory Commission (NRC). I&M has a significant future financial commitment to dispose of SNF and to safely decommission and decontaminate the plant. The licenses to operate the two nuclear units at the Cook Plant expire in 2034 and 2037. The operation of a nuclear facility also involves special risks, potential liabilities and specific regulatory and safety requirements. By agreement, I&M is partially liable, together with all other electric utility companies that own nuclear generating units, for a nuclear power plant incident at any nuclear plant in the U.S. Should a nuclear incident occur at any nuclear power plant in the U.S., the liability could be substantial.

SNF Disposal

The Federal government is responsible for permanent SNF disposal and assesses fees to nuclear plant owners for SNF disposal. A fee of one mill per KWh for fuel consumed after April 6, 1983 at the Cook Plant is being collected from customers and remitted to the U.S. Treasury. As of December 31, 2012 and 2011, fees and related interest of $265 million and $265 million, respectively, for fuel consumed prior to April 7, 1983 have been recorded as Long-term Debt and funds collected from customers along with related earnings totaling $308 million and $308 million, respectively, to pay the fee are recorded as part of Spent Nuclear Fuel and Decommissioning Trusts. I&M has not paid the government the pre-April 1983 fees due to continued delays and uncertainties related to the federal disposal program.

In 2011, I&M signed a settlement agreement with the Federal government which permits I&M to make annual filings to recover certain SNF storage costs incurred as a result of the government's delays in accepting SNF for permanent storage. Under the settlement agreement, I&M received $20 million and $14 million in 2012 and 2011, respectively, to recover costs and will be eligible to receive additional payment of annual claims for allowed costs that are incurred through December 31, 2013. The proceeds reduced costs for dry cask storage. As of December 31, 2012, I&M has deferred $32 million in Prepayments and Other Current Assets and $13 million in Deferred Charges and Other Noncurrent Assets on the balance sheet of dry cask storage and related operation and maintenance costs for recovery under this agreement.

See “Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal” section of Note 9 for disclosure of the fair value of assets within the trusts.

Cook Plant, Unit 1 Fire and Shutdown

In September 2008, I&M shut down Cook Plant, Unit 1 (Unit 1) due to turbine vibrations, caused by blade failure, which resulted in significant turbine damage and a small fire on the electric generator. This equipment, located in the turbine building, is separate and isolated from the nuclear reactor. The turbine rotors that caused the vibration were installed in 2006 and are within the vendor's warranty period. The warranty provides for the repair or replacement of the turbine rotors if the damage was caused by a defect in materials or workmanship. Repair of the property damage and replacement of the turbine rotors and other equipment cost approximately $400 million. Due to the extensive lead time required to manufacture and install new turbine rotors, I&M repaired Unit 1 and it resumed operations in December 2009 at slightly reduced power. The installation of the new turbine rotors and other equipment occurred as planned during the fall 2011 refueling outage of Unit 1.

I&M maintains insurance through NEIL. In February 2013, management signed an agreement and received payment from NEIL to settle the remaining insurance claims. The settlement did not have a material impact on net income, cash flows or financial condition.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

See “Nuclear Contingencies” section of this footnote for a discussion of I&M's nuclear exposures and related insurance.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Ohio Power Co [Member]
Commitments, Guarantees and Contingencies

4. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2013:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments as of December 31, 2012:

	Less Than 1			After
Contractual Commitments - OPCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$1,167,631	$2,012,580	$1,542,218	$1,368,019	$6,090,448
Energy and Capacity Purchase Contracts (b)	45,009	91,997	94,290	920,573	1,151,869
Construction Contracts for Capital Assets (c)	22,407	-	-	-	22,407
Total	$1,235,047	$2,104,577	$1,636,508	$2,288,592	$7,264,724

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

AEP has two credit facilities totaling $3.25 billion, under which up to $1.35 billion may be issued as letters of credit. In February 2013, AEP increased and extended the $1.5 billion credit facility due in June 2015 to $1.75 billion due in June 2016, extended the $1.75 billion credit facility due in July 2016 to July 2017 and issued a $1 billion interim credit facility due in May 2015 to fund certain OPCo maturities. As of December 31, 2012, the maximum future payments for letters of credit issued under the credit facilities were as follows:

Company	Amount	Maturity
(in thousands)
I&M	$150	March 2013
OPCo	2,102	June 2013
SWEPCo	4,448	March 2013

The Registrant Subsidiaries have $357 million of variable rate Pollution Control Bonds supported by bilateral letters of credit for $361 million detailed in the table below. In February 2013, APCo and I&M extended certain bilateral letters of credit due in March 2013 to March 2015, while OPCo extended its bilateral letter of credit due in March 2013 to July 2014.

		Bilateral	Maturity of
	Pollution	Letters	Bilateral Letters
Company	Control Bonds	of Credit	of Credit
	(in thousands)
APCo	$229,650	$232,293	March 2013 to March 2014
I&M	77,000	77,886	March 2013
OPCo	50,000	50,575	March 2013

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2012, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East Companies related to power purchase and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 11 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. In March 2012, the court granted the defendants' motion for dismissal on several grounds, including the doctrine of collateral estoppel and the applicable statute of limitations. Plaintiffs appealed the decision to the Fifth Circuit Court of Appeals. Management will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. In September 2012, the Ninth Circuit Court of Appeals affirmed the trial court's decision, holding that the CAA displaced Kivalina's claims for damages. Plaintiffs' petition for rehearing by the full court was denied in November 2012, but the plaintiffs could seek further review in the U.S. Supreme Court. Management believes the action is without merit and will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. As of December 31, 2012, APCo is named as a Potentially Responsible Party (PRP) for two site and OPCo is named a PRP for three sites by the Federal EPA. There are seven additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph. SWEPCo has also been named potentially liable at one site under state law. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's reserve is approximately $10 million. As the remediation work is completed, I&M's cost may change as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Public Service Co of Oklahoma [Member]
Commitments, Guarantees and Contingencies

4. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2013:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments as of December 31, 2012:

	Less Than 1			After
Contractual Commitments - PSO	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$119,855	$140,535	$113,035	$197,788	$571,213
Energy and Capacity Purchase Contracts (b)	69,216	141,389	145,439	528,899	884,943
Construction Contracts for Capital Assets (c)	9,554	-	-	-	9,554
Total	$198,625	$281,924	$258,474	$726,687	$1,465,710

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2012, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East Companies related to power purchase and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 11 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. In March 2012, the court granted the defendants' motion for dismissal on several grounds, including the doctrine of collateral estoppel and the applicable statute of limitations. Plaintiffs appealed the decision to the Fifth Circuit Court of Appeals. Management will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. In September 2012, the Ninth Circuit Court of Appeals affirmed the trial court's decision, holding that the CAA displaced Kivalina's claims for damages. Plaintiffs' petition for rehearing by the full court was denied in November 2012, but the plaintiffs could seek further review in the U.S. Supreme Court. Management believes the action is without merit and will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. As of December 31, 2012, APCo is named as a Potentially Responsible Party (PRP) for two site and OPCo is named a PRP for three sites by the Federal EPA. There are seven additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph. SWEPCo has also been named potentially liable at one site under state law. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's reserve is approximately $10 million. As the remediation work is completed, I&M's cost may change as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.

Southwestern Electric Power Co [Member]
Commitments, Guarantees and Contingencies

4. COMMITMENTS, GUARANTEES AND CONTINGENCIES

The Registrant Subsidiaries are subject to certain claims and legal actions arising in their ordinary course of business. In addition, their business activities are subject to extensive governmental regulation related to public health and the environment. The ultimate outcome of such pending or potential litigation cannot be predicted. For current proceedings not specifically discussed below, management does not anticipate that the liabilities, if any, arising from such proceedings would have a material effect on the financial statements.

COMMITMENTS

Construction and Commitments – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries have substantial construction commitments to support their operations and environmental investments. In managing the overall construction program and in the normal course of business, the Registrant Subsidiaries contractually commit to third-party construction vendors for certain material purchases and other construction services. The following table shows the forecasted construction expenditures, excluding equity AFUDC and capitalized interest, by Registrant Subsidiary for 2013:

Forecasted
Construction
Company	Expenditures
(in millions)
APCo	$370
I&M	484
OPCo	617
PSO	295
SWEPCo	398

The Registrant Subsidiaries also purchase fuel, materials, supplies, services and property, plant and equipment under contract as part of their normal course of business. Certain supply contracts contain penalty provisions for early termination.

The following tables summarize the Registrant Subsidiaries' actual contractual commitments as of December 31, 2012:

	Less Than 1			After
Contractual Commitments - SWEPCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$296,426	$487,711	$316,753	$340,969	$1,441,859
Energy and Capacity Purchase Contracts (b)	19,714	39,252	40,656	244,199	343,821
Construction Contracts for Capital Assets (c)	21,898	-	-	-	21,898
Total	$338,038	$526,963	$357,409	$585,168	$1,807,578

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents contractual commitments for energy and capacity purchase contracts.

(c)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of projects costs.

GUARANTEES

Liabilities for guarantees are recorded in accordance with the accounting guidance for “Guarantees.” There is no collateral held in relation to any guarantees. In the event any guarantee is drawn, there is no recourse to third parties unless specified below.

Letters of Credit – Affecting APCo, I&M, OPCo and SWEPCo

Certain Registrant Subsidiaries enter into standby letters of credit with third parties. These letters of credit are issued in the ordinary course of business and cover items such as insurance programs, security deposits and debt service reserves.

AEP has two credit facilities totaling $3.25 billion, under which up to $1.35 billion may be issued as letters of credit. In February 2013, AEP increased and extended the $1.5 billion credit facility due in June 2015 to $1.75 billion due in June 2016, extended the $1.75 billion credit facility due in July 2016 to July 2017 and issued a $1 billion interim credit facility due in May 2015 to fund certain OPCo maturities. As of December 31, 2012, the maximum future payments for letters of credit issued under the credit facilities were as follows:

Company	Amount	Maturity
(in thousands)
I&M	$150	March 2013
OPCo	2,102	June 2013
SWEPCo	4,448	March 2013

Guarantees of Third-Party Obligations – Affecting SWEPCo

As part of the process to receive a renewal of a Texas Railroad Commission permit for lignite mining, SWEPCo provides guarantees of mine reclamation of $115 million. Since SWEPCo uses self-bonding, the guarantee provides for SWEPCo to commit to use its resources to complete the reclamation in the event the work is not completed by Sabine. This guarantee ends upon depletion of reserves and completion of final reclamation. Based on the latest study completed in 2010, it is estimated the reserves will be depleted in 2036 with final reclamation completed by 2046 at an estimated cost of approximately $58 million. As of December 31, 2012, SWEPCo has collected approximately $59 million through a rider for final mine closure and reclamation costs, of which $18 million is recorded in Deferred Credits and Other Noncurrent Liabilities and $41 million is recorded in Asset Retirement Obligations on SWEPCo's balance sheets.

Sabine charges SWEPCo, its only customer, all of its costs. SWEPCo passes these costs to customers through its fuel clause.

Indemnifications and Other Guarantees – Affecting APCo, I&M, OPCo, PSO and SWEPCo

Contracts

The Registrant Subsidiaries enter into certain types of contracts which require indemnifications. Typically these contracts include, but are not limited to, sale agreements, lease agreements, purchase agreements and financing agreements. Generally, these agreements may include, but are not limited to, indemnifications around certain tax, contractual and environmental matters. With respect to sale agreements, exposure generally does not exceed the sale price. As of December 31, 2012, there were no material liabilities recorded for any indemnifications.

APCo, I&M and OPCo are jointly and severally liable for activity conducted by AEPSC on behalf of the AEP East Companies related to power purchase and sale activity pursuant to the SIA. PSO and SWEPCo are jointly and severally liable for activity conducted by AEPSC on behalf of PSO and SWEPCo related to power purchase and sale activity pursuant to the SIA.

Lease Obligations

Certain Registrant Subsidiaries lease certain equipment under master lease agreements. See “Master Lease Agreements” and “Railcar Lease” sections of Note 11 for disclosure of lease residual value guarantees.

ENVIRONMENTAL CONTINGENCIES

Carbon Dioxide Public Nuisance Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In October 2009, the Fifth Circuit Court of Appeals reversed a decision by the Federal District Court for the District of Mississippi dismissing state common law nuisance claims in a putative class action by Mississippi residents asserting that CO2 emissions exacerbated the effects of Hurricane Katrina. The Fifth Circuit held that there was no exclusive commitment of the common law issues raised in plaintiffs' complaint to a coordinate branch of government and that no initial policy determination was required to adjudicate these claims. The court granted petitions for rehearing. An additional recusal left the Fifth Circuit without a quorum to reconsider the decision and the appeal was dismissed, leaving the district court's decision in place. Plaintiffs filed a petition with the U.S. Supreme Court asking the court to remand the case to the Fifth Circuit and reinstate the panel decision. The petition was denied in January 2011. Plaintiffs refiled their complaint in federal district court. The court ordered all defendants to respond to the refiled complaints in October 2011. In March 2012, the court granted the defendants' motion for dismissal on several grounds, including the doctrine of collateral estoppel and the applicable statute of limitations. Plaintiffs appealed the decision to the Fifth Circuit Court of Appeals. Management will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

Alaskan Villages' Claims – Affecting APCo, I&M, OPCo, PSO and SWEPCo

In 2008, the Native Village of Kivalina and the City of Kivalina, Alaska filed a lawsuit in Federal Court in the Northern District of California against AEP, AEPSC and 22 other unrelated defendants including oil and gas companies, a coal company and other electric generating companies. The complaint alleges that the defendants' emissions of CO2 contribute to global warming and constitute a public and private nuisance and that the defendants are acting together. The complaint further alleges that some of the defendants, including AEP, conspired to create a false scientific debate about global warming in order to deceive the public and perpetuate the alleged nuisance. The plaintiffs also allege that the effects of global warming will require the relocation of the village at an alleged cost of $95 million to $400 million. In October 2009, the judge dismissed plaintiffs' federal common law claim for nuisance, finding the claim barred by the political question doctrine and by plaintiffs' lack of standing to bring the claim. The judge also dismissed plaintiffs' state law claims without prejudice to refiling in state court. The plaintiffs appealed the decision. In September 2012, the Ninth Circuit Court of Appeals affirmed the trial court's decision, holding that the CAA displaced Kivalina's claims for damages. Plaintiffs' petition for rehearing by the full court was denied in November 2012, but the plaintiffs could seek further review in the U.S. Supreme Court. Management believes the action is without merit and will continue to defend against the claims. Management is unable to determine a range of potential losses that are reasonably possible of occurring.

The Comprehensive Environmental Response Compensation and Liability Act (Superfund) and State Remediation – Affecting APCo, I&M, OPCo, PSO and SWEPCo

By-products from the generation of electricity include materials such as ash, slag, sludge, low-level radioactive waste and SNF. Coal combustion by-products, which constitute the overwhelming percentage of these materials, are typically treated and deposited in captive disposal facilities or are beneficially utilized. In addition, the generating plants and transmission and distribution facilities have used asbestos, polychlorinated biphenyls and other hazardous and nonhazardous materials. The Registrant Subsidiaries currently incur costs to dispose of these substances safely.

Superfund addresses clean-up of hazardous substances that have been released to the environment. The Federal EPA administers the clean-up programs. Several states have enacted similar laws. As of December 31, 2012, APCo is named as a Potentially Responsible Party (PRP) for two site and OPCo is named a PRP for three sites by the Federal EPA. There are seven additional sites for which APCo, I&M, OPCo, and SWEPCo have received information requests which could lead to PRP designation. I&M has also been named potentially liable at two sites under state law including the I&M site discussed in the next paragraph. SWEPCo has also been named potentially liable at one site under state law. In those instances where the Registrant Subsidiaries have been named a PRP or defendant, disposal or recycling activities were in accordance with the then-applicable laws and regulations. Superfund does not recognize compliance as a defense, but imposes strict liability on parties who fall within its broad statutory categories. Liability has been resolved for a number of sites with no significant effect on net income.

In 2008, I&M received a letter from the Michigan Department of Environmental Quality (MDEQ) concerning conditions at a site under state law and requesting I&M take voluntary action necessary to prevent and/or mitigate public harm. I&M started remediation work in accordance with a plan approved by MDEQ. I&M's reserve is approximately $10 million. As the remediation work is completed, I&M's cost may change as new information becomes available concerning either the level of contamination at the site or changes in the scope of remediation required by the MDEQ. Management cannot predict the amount of additional cost, if any.

Management evaluates the potential liability for each Superfund site separately, but several general statements can be made about potential future liability. Allegations that materials were disposed at a particular site are often unsubstantiated and the quantity of materials deposited at a site can be small and often nonhazardous. Although Superfund liability has been interpreted by the courts as joint and several, typically many parties are named as PRPs for each site and several of the parties are financially sound enterprises. At present, management's estimates do not anticipate material cleanup costs for identified Superfund sites, except the I&M site discussed above.

OPERATIONAL CONTINGENCIES

Insurance and Potential Losses – Affecting APCo, I&M, OPCo, PSO and SWEPCo

The Registrant Subsidiaries maintain insurance coverage normal and customary for electric utilities, subject to various deductibles. Insurance coverage includes all risks of physical loss or damage to nonnuclear assets, subject to insurance policy conditions and exclusions. Covered property generally includes power plants, substations, facilities and inventories. Excluded property generally includes transmission and distribution lines, poles and towers. The insurance programs also generally provide coverage against loss arising from certain claims made by third parties and are in excess of retentions absorbed by the Registrant Subsidiaries. Coverage is generally provided by a combination of the protected cell of EIS and/or various industry mutual and/or commercial insurance carriers.

Some potential losses or liabilities may not be insurable or the amount of insurance carried may not be sufficient to meet potential losses and liabilities, including, but not limited to, liabilities relating to damage to the Cook Plant and costs of replacement power in the event of an incident at the Cook Plant. Future losses or liabilities, if they occur, which are not completely insured, unless recovered from customers, could reduce future net income and cash flows and impact financial condition.